Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise Inc.(a)	53,140	$8,723,462
BWX Technologies Inc.	79,697	4,297,262
Mercury Systems Inc.(a)	46,830	3,327,740
		16,348,464
Auto Components — 0.8%
Dorman Products Inc.(a)	24,028	2,182,463
Fox Factory Holding Corp.(a)	34,881	4,173,163
		6,355,626
Banks — 0.8%
First Financial Bankshares Inc.	118,834	4,501,432
ServisFirst Bancshares Inc.	39,333	1,615,800
		6,117,232
Beverages — 0.3%
Coca-Cola Consolidated Inc.	3,886	1,037,018
National Beverage Corp.(b)	9,734	1,475,090
		2,512,108
Biotechnology — 13.6%
Acceleron Pharma Inc.(a)	43,832	5,063,911
Agios Pharmaceuticals Inc.(a)(b)	48,021	2,255,546
Amicus Therapeutics Inc.(a)	217,900	4,120,489
Arrowhead Pharmaceuticals Inc.(a)(b)	85,924	6,630,755
Blueprint Medicines Corp.(a)(b)	46,601	4,508,647
CareDx Inc.(a)(b)	41,188	3,147,999
ChemoCentryx Inc.(a)	41,657	2,374,866
CRISPR Therapeutics AG(a)(b)	50,807	8,418,720
Deciphera Pharmaceuticals Inc.(a)	33,440	1,478,048
Editas Medicine Inc.(a)	55,049	3,377,256
Fate Therapeutics Inc.(a)	65,152	5,904,726
FibroGen Inc.(a)	70,014	3,373,274
Halozyme Therapeutics Inc.(a)	106,256	5,056,723
Insmed Inc.(a)	85,180	3,201,916
Invitae Corp.(a)(b)	134,456	6,658,261
Iovance Biotherapeutics Inc.(a)	115,298	5,054,664
Madrigal Pharmaceuticals Inc.(a)	7,759	921,459
Natera Inc.(a)	64,960	6,927,334
PTC Therapeutics Inc.(a)	57,058	3,299,094
REVOLUTION Medicines Inc.(a)	34,484	1,453,156
Sage Therapeutics Inc.(a)(b)	43,519	3,509,807
Twist Bioscience Corp.(a)	34,431	5,665,277
Ultragenyx Pharmaceutical Inc.(a)(b)	52,000	7,206,680
Veracyte Inc.(a)	48,374	2,742,806
Vir Biotechnology Inc.(a)(b)	54,326	3,506,200
Xencor Inc.(a)(b)	47,996	2,195,817
		108,053,431
Building Products — 1.2%
AAON Inc.(b)	34,073	2,521,402
Advanced Drainage Systems Inc.(b)	41,252	3,402,465
Simpson Manufacturing Co. Inc.	36,308	3,340,336
		9,264,203
Capital Markets — 1.4%
Hamilton Lane Inc., Class A	25,973	1,957,585
Interactive Brokers Group Inc., Class A	67,549	4,133,323
Tradeweb Markets Inc., Class A	76,282	4,637,183
		10,728,091
Chemicals — 1.0%
Balchem Corp.	27,051	2,895,269
Ingevity Corp.(a)	34,517	2,267,422

Security	Shares	Value
Chemicals (continued)
Quaker Chemical Corp.	11,034	$2,892,342
		8,055,033
Commercial Services & Supplies — 2.3%
Casella Waste Systems Inc., Class A(a)	39,826	2,279,640
Clean Harbors Inc.(a)	42,500	3,292,050
MSA Safety Inc.	30,292	4,729,187
Tetra Tech Inc.	44,968	5,466,760
UniFirst Corp./MA	12,735	2,710,008
		18,477,645
Communications Equipment — 0.8%
Acacia Communications Inc.(a)	32,146	3,677,502
ViaSat Inc.(a)(b)	53,638	2,335,399
		6,012,901
Construction & Engineering — 0.4%
WillScot Mobile Mini Holdings Corp.(a)	143,035	3,391,360

Consumer Finance — 0.4%
LendingTree Inc.(a)	9,108	2,964,836

Diversified Consumer Services — 1.2%
frontdoor Inc.(a)	71,449	3,932,553
Terminix Global Holdings Inc.(a)(b)	110,466	5,267,019
		9,199,572
Diversified Telecommunication Services — 0.7%
Bandwidth Inc., Class A(a)(b)	18,452	3,287,039
Cogent Communications Holdings Inc.	35,161	2,002,419
		5,289,458
Electrical Equipment — 3.8%
Array Technologies Inc.(a)	65,838	2,683,557
Plug Power Inc.(a)	415,808	26,266,591
Vicor Corp.(a)	17,657	1,528,037
		30,478,185
Electronic Equipment, Instruments & Components — 3.2%
Badger Meter Inc.	24,331	2,231,396
Coherent Inc.(a)	20,436	4,104,366
Dolby Laboratories Inc., Class A	53,700	4,727,211
Itron Inc.(a)	33,779	2,905,670
Littelfuse Inc.	20,382	4,960,367
Novanta Inc.(a)	29,401	3,672,773
Rogers Corp.(a)(b)	15,617	2,437,345
		25,039,128
Entertainment — 0.3%
Warner Music Group Corp., Class A	74,056	2,598,625

Equity Real Estate Investment Trusts (REITs) — 4.1%
Broadstone Net Lease Inc., Class A	30,817	555,631
CoreSite Realty Corp.	35,761	4,807,709
Easterly Government Properties Inc.	68,086	1,494,488
EastGroup Properties Inc.	33,077	4,470,026
First Industrial Realty Trust Inc.	107,910	4,385,462
Innovative Industrial Properties Inc.	18,542	3,469,579
QTS Realty Trust Inc., Class A	53,773	3,500,622
Rexford Industrial Realty Inc.	109,144	5,341,507
Safehold Inc.(b)	11,957	879,796
Terreno Realty Corp.	57,172	3,234,792
		32,139,612
Food & Staples Retailing — 0.4%
Grocery Outlet Holding Corp.(a)(b)	71,642	3,058,397

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products — 1.2%
Freshpet Inc.(a)	33,983	$4,734,172
Lancaster Colony Corp.	16,348	2,854,034
Simply Good Foods Co. (The)(a)	70,363	2,008,160
		9,596,366
Health Care Equipment & Supplies — 6.1%
Cantel Medical Corp.	31,436	2,482,501
Glaukos Corp.(a)(b)	37,596	3,334,389
Globus Medical Inc., Class A(a)	63,752	3,932,861
Haemonetics Corp.(a)(b)	42,459	4,852,639
ICU Medical Inc.(a)	16,316	3,336,296
Inari Medical Inc.(a)	6,909	659,257
Integra LifeSciences Holdings Corp.(a)	59,193	3,909,106
iRhythm Technologies Inc.(a)(b)	24,141	4,065,827
Merit Medical Systems Inc.(a)	40,874	2,213,327
Neogen Corp.(a)(b)	44,352	3,586,746
Nevro Corp.(a)(b)	28,789	4,657,772
NuVasive Inc.(a)	42,883	2,304,532
Outset Medical Inc.(a)	11,386	590,136
Shockwave Medical Inc.(a)	26,069	3,025,047
Silk Road Medical Inc.(a)	28,396	1,548,434
STAAR Surgical Co.(a)	38,556	3,955,075
		48,453,945
Health Care Providers & Services — 2.0%
1Life Healthcare Inc.(a)	63,397	3,207,888
Ensign Group Inc. (The)	42,635	3,337,468
HealthEquity Inc.(a)	64,272	5,369,926
Progyny Inc.(a)	30,432	1,423,305
R1 RCM Inc.(a)	97,446	2,458,562
		15,797,149
Health Care Technology — 2.2%
Accolade Inc.(a)(b)	12,866	652,177
American Well Corp., Class A(a)(b)	46,801	1,657,223
GoodRx Holdings Inc., Class A(a)(b)	33,056	1,541,071
HMS Holdings Corp.(a)	74,046	2,726,374
Inspire Medical Systems Inc.(a)	22,523	4,538,610
Omnicell Inc.(a)	35,376	4,167,293
Schrodinger Inc.(a)(b)	28,258	2,552,545
		17,835,293
Hotels, Restaurants & Leisure — 3.1%
Churchill Downs Inc.(b)	29,692	5,565,766
Papa John’s International Inc.	27,550	2,817,814
Planet Fitness Inc., Class A(a)(b)	68,412	4,925,664
Texas Roadhouse Inc.	54,615	4,162,209
Wendy’s Co. (The)	149,898	3,057,919
Wingstop Inc.	24,820	3,724,241
		24,253,613
Household Durables — 0.9%
Installed Building Products Inc.(a)	18,987	1,992,306
TopBuild Corp.(a)	27,614	5,521,419
		7,513,725
Household Products — 0.4%
WD-40 Co.	11,426	3,478,189

Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies Inc.	36,939	4,216,956
Sunnova Energy International Inc.(a)	47,914	2,101,029
		6,317,985

Security	Shares	Value
Insurance — 2.5%
eHealth Inc.(a)(b)	21,709	$1,038,776
Goosehead Insurance Inc., Class A	13,431	1,794,382
Kinsale Capital Group Inc.(b)	17,824	3,343,069
Lemonade Inc.(a)(b)	14,538	2,111,645
Palomar Holdings Inc.(a)	18,138	1,806,363
RLI Corp.	33,153	3,208,547
Root Inc./OH, Class A(a)	22,603	455,563
Selectquote Inc.(a)	27,138	573,155
Trupanion Inc.(a)	27,371	3,071,026
White Mountains Insurance Group Ltd	2,591	2,642,820
		20,045,346
Interactive Media & Services — 0.7%
Cargurus Inc.(a)	72,437	2,118,782
ZoomInfo Technologies Inc., Class A(a)	68,350	3,281,484
		5,400,266
Internet & Direct Marketing Retail — 2.3%
Chewy Inc., Class A(a)	63,100	6,424,842
Overstock.com Inc.(a)(b)	35,815	2,779,244
Shutterstock Inc.	18,476	1,200,755
Stamps.com Inc.(a)	15,249	3,481,499
Stitch Fix Inc., Class A(a)(b)	47,703	4,552,775
		18,439,115
IT Services — 2.4%
BigCommerce Holdings Inc., Series 1(a)	9,648	771,261
Euronet Worldwide Inc.(a)	43,745	5,466,375
Fastly Inc., Class A(a)	70,213	7,677,792
LiveRamp Holdings Inc.(a)	55,450	4,198,119
TTEC Holdings Inc.	15,241	1,151,915
		19,265,462
Leisure Products — 0.5%
YETI Holdings Inc.(a)	62,622	4,121,780

Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp.(a)	68,620	3,806,351
Berkeley Lights Inc.(a)	7,069	508,968
Medpace Holdings Inc.(a)	23,032	3,058,419
NeoGenomics Inc.(a)	92,842	4,922,483
		12,296,221
Machinery — 2.5%
Chart Industries Inc.(a)	29,517	3,545,287
ESCO Technologies Inc.	21,773	2,070,177
Evoqua Water Technologies Corp.(a)	87,974	2,397,291
Federal Signal Corp.	50,762	1,659,410
Franklin Electric Co. Inc.	32,066	2,226,022
Proto Labs Inc.(a)(b)	22,371	4,738,178
RBC Bearings Inc.(a)	20,989	3,512,089
		20,148,454
Media — 1.1%
Cardlytics Inc.(a)	22,965	2,807,931
New York Times Co. (The), Class A	121,078	6,004,258
		8,812,189
Metals & Mining — 0.2%
Compass Minerals International Inc.	28,393	1,654,176

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings Inc.(a)	47,560	4,505,359

Pharmaceuticals — 0.3%
Pacira BioSciences Inc.(a)	36,327	2,400,488

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services — 1.6%
Exponent Inc.	43,172	$3,565,144
FTI Consulting Inc.(a)	29,820	3,279,305
TriNet Group Inc.(a)	33,431	2,477,572
Upwork Inc.(a)	74,516	3,088,688
		12,410,709
Real Estate Management & Development — 1.1%
eXp World Holdings Inc.(a)	23,397	2,493,886
Redfin Corp.(a)(b)	85,578	6,094,010
		8,587,896
Road & Rail — 0.5%
Saia Inc.(a)	21,871	3,865,699

Semiconductors & Semiconductor Equipment — 5.2%
Ambarella Inc.(a)	28,944	2,731,156
Brooks Automation Inc.	61,737	4,677,195
Diodes Inc.(a)	35,243	2,494,500
FormFactor Inc.(a)	64,711	2,644,739
Lattice Semiconductor Corp.(a)	113,852	4,566,604
MACOM Technology Solutions Holdings Inc.(a)	38,727	2,202,017
MaxLinear Inc.(a)(b)	56,437	1,771,557
MKS Instruments Inc.	46,105	7,287,817
Power Integrations Inc.	50,055	4,031,930
Semtech Corp.(a)	54,355	3,856,487
Silicon Laboratories Inc.(a)	36,647	4,806,987
		41,070,989
Software — 18.1%
2U Inc.(a)	60,230	2,463,407
8x8 Inc.(a)(b)	88,904	3,133,866
ACI Worldwide Inc.(a)	97,635	3,748,208
Alarm.com Holdings Inc.(a)	37,371	3,472,513
Appfolio Inc., Class A(a)(b)	14,087	2,152,634
Appian Corp.(a)(b)	31,636	6,911,201
Blackline Inc.(a)(b)	42,609	5,522,979
Box Inc., Class A(a)	120,716	2,093,215
Cerence Inc.(a)(b)	31,296	3,502,335
Cloudera Inc.(a)	180,398	2,754,677
Cornerstone OnDemand Inc.(a)	50,779	2,076,861
Datto Holding Corp.(a)	19,042	454,342
Digital Turbine Inc.(a)	62,300	3,564,183
Dropbox Inc., Class A(a)	245,644	5,558,924
Duck Creek Technologies Inc.(a)(b)	19,692	951,911
Envestnet Inc.(a)	45,112	3,461,444
Everbridge Inc.(a)(b)	29,230	3,885,544
FireEye Inc.(a)	190,434	3,999,114
InterDigital Inc.	25,760	1,654,050
Jamf Holding Corp.(a)	23,399	864,125
LivePerson Inc.(a)(b)	52,013	3,295,544
Manhattan Associates Inc.(a)(b)	53,119	6,014,664
McAfee Corp., Class A(b)	28,861	544,030
Medallia Inc.(a)	67,644	2,807,226
Mimecast Ltd.(a)	48,579	2,091,812
New Relic Inc.(a)	43,849	3,296,568
Pagerduty Inc.(a)(b)	48,023	2,340,161
Palantir Technologies Inc., Class A(a)(b)	307,681	10,824,218
Ping Identity Holding Corp.(a)	30,486	911,836
Pluralsight Inc., Class A(a)	83,900	1,745,120
Proofpoint Inc.(a)(b)	48,255	6,228,755

Security	Shares	Value
Software (continued)
Q2 Holdings Inc.(a)	42,353	$5,420,760
Qualys Inc.(a)	28,058	3,885,191
Rapid7 Inc.(a)	43,347	3,763,387
RealPage Inc.(a)(b)	74,095	6,414,404
SailPoint Technologies Holdings Inc.(a)(b)	76,019	4,204,611
SPS Commerce Inc.(a)	29,525	2,919,727
SVMK Inc.(a)	99,890	2,518,227
Tenable Holdings Inc.(a)(b)	56,045	2,773,667
Varonis Systems Inc.(a)	26,530	4,689,708
Workiva Inc.(a)(b)	33,361	3,251,697
Yext Inc.(a)	79,541	1,341,857
		143,508,703
Specialty Retail — 1.4%
Leslie’s Inc.(a)	32,768	937,165
National Vision Holdings Inc.(a)	67,748	3,141,475
RH(a)	13,054	6,205,349
Vroom Inc.(a)(b)	28,315	1,042,841
		11,326,830
Technology Hardware, Storage & Peripherals — 0.7%
Corsair Gaming Inc.(a)(b)	17,632	666,137
Pure Storage Inc., Class A(a)(b)	201,848	4,668,744
		5,334,881
Trading Companies & Distributors — 0.7%
SiteOne Landscape Supply Inc.(a)	36,985	5,831,795

Water Utilities — 0.3%
American States Water Co.	30,840	2,382,698

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	41,641	1,618,586

Total Common Stocks — 99.9%
(Cost: $659,140,887)		792,357,814

Short-Term Investments
Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	89,425,884	89,479,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	250,000	250,000
		89,729,540
Total Short-Term Investments — 11.3%
(Cost: $89,707,245)		89,729,540
Total Investments in Securities — 111.2%
(Cost: $748,848,132)		882,087,354
Other Assets, Less Liabilities — (11.2)%		(89,059,191)
Net Assets — 100.0%		$793,028,163
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,610,732	$44,884,913	(a)	$—		$11,693	$(27,798)	$89,479,540	89,425,884	$260,308	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—		(60,000	)(a)	—	—	250,000	250,000	250		—
						$11,693	$(27,798)	$89,729,540		$260,558		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	4	03/19/21	$413	$(8,618)
XAK Technology	1	03/19/21	130	(3,172)
				$(11,790)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$792,357,814	$—	$—	$792,357,814
Money Market Funds	89,729,540	—	—	89,729,540
	$882,087,354	$—	$—	$882,087,354
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,790)	$—	$—	$(11,790)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4